Related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Wages and benefits paid	$ 775,259	$ 311,840	$ 196,097
Research and development fees	312,412	106,366	0
Directors' fees paid or accrued	161,054	62,200
Professional fees	587,851	272,943	162,580
Payable to directors of the company	20,200	81,104
IFRS Chief Executive Officer
Related party transactions
Consulting fees	4,750	0	0
Payable to directors of the company	39,069	25,000
IFRS Chief Financial Officer
Related party transactions
Professional fees	0	58,500	30,000
Payable to directors of the company	14,769	0
Chief Medical Officer
Related party transactions
Payable to directors of the company	67,720	47,543
Chief Business Officer
Related party transactions
Consulting fees	115,644	0	0
Payable to directors of the company	33,860	0
IFRS Director
Related party transactions
Consulting fees	0	54,950	$ 36,000
IFRS Board Of Directors Chairman
Related party transactions
Directors' fees paid or accrued	$ 90,871	$ 0